Project or Worker Photo [Fund Name] [Date], 2026 1

Profile Investment Strategy Active Impact Investing History & Track Record Overview of the HIT » $7. 4 billion investment grade fixed - income portfolio » Internally managed, open - end mutual fund registered under Investment Company Act of 1940 » 365 institutional investors, primarily pension funds including Taft - Hartley and public plans » Opened doors in 1984 (successor to the Mortgage Investment Trust, created by the AFL - CIO Executive Council in 1965) » Leadership team with average 30 years experience, 22 years at HIT » Record of consistent and competitive returns » 25 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 16 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies » 100 % union labor requirement for all directly - sourced construction related investments » Directly sourced investments increase relative value and provide additional benefits » Proven track record creating family - supporting union jobs, affordable housing and economic impacts that benefit local communities HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended April 30 , 202 6 was 4 . 38% , 3 . 90% , 0 . 12% , and 1 . 50% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 202 6 , unless otherwise denoted . 2

HIT’s Long History o f Impact Investing, 1984 - present *Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31 , 202 6 . Projects – 93% housing 632 Housing projects include affordability 92% Housing units 132,001 Cities represented across 31 states and DC 212 Invested or allocated $11.7 B Total development cost $23.7 B Total economic impacts $52.7 B Hours of on - site union construction work created 217.0 M 3

Nationwide Total Major Markets Total Twin Cities New York City Chicago Boston Bay Area (1984 - 2025) 63 2 30 3 87 80^ 68 44 23 # of Projects $11. 7 B $6.6B $1.7B $2.3B $1.2B $876.5M $ 651.8 M HIT Investment ι $23. 7 B $14. 8 B $2.7B $5. 8 B $2.9B $2.3B $1.1B Total Development Cost 2 17.0 M 10 6 . 0 M 23.3M 2 8 . 5 M 25.0M 18.0M 11.2M Union Construction Hours 24 8 , 645 12 4 , 616 29,455 31,782 28,672 21,872 12, 791 Total Jobs Created 13 2 , 001 (67%) 81, 763 (78%) 12,261 (51%) 45,722 (91%) 14,896 (68%) 5,097 (90%) 3, 681 (3 2%) Housing Units (% affordable) $ 52.7 B $2 7.0 B $6. 1 B $ 7.2 B $5. 8 B $ 5.0 B $2. 8 B Total Economic Impact HIT’s Investment in Major Markets* ^ Includes purchase of securities for the preservation of affordable housing ν Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in NYC, $5M in Twin Cities, $280M nationwide. *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31, 202 6 . Economic impact data is in 202 5 dollars and all other figures are nominal. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. 4

*Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of March 31, 2026. Projects – 82% housing 38 Housing projects with affordability 77% Housing units 5,439 Cities represented across 11 states 26 Invested or allocated $1.0 B Total development cost $2.7 B Total economic impacts $6.0 B Hours of on - site union construction work created 23.0 M HIT’s Projects Currently in Construction , as of March 31, 2026 5

0 10 20 30 40 50 60 70 80 90 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 Household Income Severely Cost Burdened Moderately Cost Burdened All Renter Households $75,000 and Over $45,000 – 74,999 $30,000 – 44,999 Under $30,000 Notes: Household incomes are adjusted for inflation using the CPI - U for All Items. Moderately (severely) cost - burdened households spend more than 30% (more than 50%) of income on rent and utilities. Households with zero or negative income are assumed to have severe burdens, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. HIT Addresses the U.S. Housing Affordability Crisis Share of Renter Households with Cost Burdens (Percent) Nearly 50% of US renters spend more than 30% of income on rent, 26% spend more than 50% Since inception: of HIT - funded housing projects include an affordability component 92% affordable housing units built nationwide 88k+ As of March 31, 2026: (Portfolio holdings are subject to change) of HIT - funded housing projects under construction include an affordability component 77% affordable housing units under construction 3k+ 6

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 7

HIT Portfolio Statistics The graphs below show the investment makeup of HIT on 3/31/26. Portfolio holdings are subject to change.* 36.5% 55.6% 3.7% 0.3% 3.9% Credit Quality Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better 68.3% 12.0% 12.5% 6.9% 0.3% Sector Allocation^ Short Term U.S. Treasury SF MBS * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. ^ Includes 6.8% in floating rate investments. Multifamily Permanent MBS Multifamily Construction Investments 80 % Multifamily 8

As of March 31, 2026 Relative Value – Fundamentals vs. Benchmark AA Index^* Bloomberg Agg^ HIT AA Index^* Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.69 5.92 5.93 Effective Duration 100% 77.0% 96.1% AA or Better 0.36 0.23 0.20 Convexity 0% 23.0% 3.9% A & Below/Not Rated Similar Prepayment Risk Higher Yield 68% 76% 77% Prepayment Protection 3.68% 3.98% 4.16% Current Yield 32% 24% 23% No Prepayment Protection 4.39% 4.57% 4.82% Yield to Worst 0.11% 0.29% 0.60% Option Adjusted Spread * AA Index represents the AA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 9

Multifamily Attractive Within Securitized Products Sector 90 52 24 38 100 0 20 40 60 80 100 120 140 160 180 200 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Mar-25 Sep-25 Mar-26 Fixed Income Spreads and 5 Year Percentile Rank Spread to Treasury in Basis Points GNMA Multifamily Permanent: 28 th Percentile Corporate Credit*: 4 0 th Percentile FNMA Multifamily 10/9.5 DUS: 2 0 th Percentile MBS OAS*: 13 th Percentile Source: HIT and Securities Dealers *Bloomberg Agg Sectors GNMA Multifamily Construction: 20 th Percentile Corporates MBS MF MBS Sector Allocation As of March 31, 2026 24% 24% 1% Bloomberg Agg 0% 13% 80% HIT 10

HIT Performance Relative to Benchmark

AFL-CIO HIT



Total Returns vs. Benchmark
As of March 31, 2026
HIT Gross
HIT Net
Bloomberg Aggregate^
5.09%
4.76%
4.35%
4.35%
4.02%
3.63%
0.59%
0.26%
0.31%
1.87%
1.52%
1.70%
1-year
3-year
5-year
10-year

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

AFL-CIO HOUSING INVESTMENT TRUST

11

Performance for Periods Ending [Month DD], 2026 Since Inceptio n [MM/YYYY] 10 Year 5 Year 3 Year 1 Year [ ]% [ ]% [ ]% [ ]% [ ] % Net Participant Dollar - Weighted [ $ ] Market Value of Units Held at [DD/MM/YYYY]: [ $ ] Investments Since Inception: [$ ] Withdrawals Since Inception: [$ ] Income Earned Since Inception: [PARTICIPANT NAME] HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended April 30 , 2026 was 4 . 38% , 3 . 90% , 0 . 12% , and 1 . 50% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . 12

* See slide 9 for more detail on current portfolio yield performance . ** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Building America CDE, Inc . is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio . Data current as of March 31 , 2026 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended April 30 , 2026 was 4 . 38% , 3 . 90% , 0 . 12% , and 1 . 50% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Higher yield - Portfolio yield of 4.8 2 % is attractive * - Yield advantage of 25 bps relative to the Bloomberg Aggregate^ Superior credit quality vs. the Bloomberg Aggregate - 96. 1 % AA or better, including government/agency insured, relative to the benchmark’s 7 7% - Provides diversification from corporate credit within fixed income Addressing the lack of housing, generating job opportunities - 38 projects under construction at quarter - end:** - Creating or preserving 5, 439 units of housing ( 54 % of housing projects have affordable units) - Generating an estimated 23. 0 million hours of union construction work Why HIT ? 13

Supplemental materials [Project Name] [Project City, State] Willa Rawls Manor Chicago, IL Insert Picture [Project Name] [Project City, State] S1

HIT Leadership Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 30+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Erica Khatchadourian Chief Operating Officer 35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 32 years at the HIT Lesyllee White Chief Marketing Officer 30+ years of business development experience in the financial services industry, with 25+ years at the HIT Julissa Servello Managing Director - Investor Relations 25+ years of experience at the HIT engaging with investors, consultants and stake holders William K. Pierce, CFA Senior Portfolio Manager 10+ years of experience in financial markets, managing and trading investments, with 5 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 20 years at the HIT; Leads HIT’s subsidiary, Building America CDE John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 18 years at the HIT Nick Milano General Counsel 30 years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 16 years at the HIT S2

$ in Millions. Plan types include pension, health & welfare, annuity, among others. $2,414.41 33% $1,043.94 14% $1,736.81 23% $1,697.16 23% $532.48 7% Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . HIT’s Investors, as of March 31, 2026 Industrial / Other Building Trades - Local Building Trades - National Public Service 365 Institutional Investors Eleven Eleven Residences San Francisco, CA Insert Photo Here [Project Name] [Project City, State] S3

Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 2.69% 7.54% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 2.36% 7.20% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% 1.25% 7.30% 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended April 30 , 2026 was 4 . 38% , 3 . 90% , 0 . 12% , and 1 . 50% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited S4

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -10% -4% 2% 8% 14% Bloomberg Aggregate^ HIT Net HIT Gross Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended April 30 , 2026 was 4 . 38% , 3 . 90% , 0 . 12% , and 1 . 50% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited S5

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . Chang Suh, CFA , CEO and Chief Investment Officer csuh@aflcio - hit.com Aaron Prince, Regional Director aprince@aflcio - hit.com